Short-Term Investments	3 Months Ended
Jan. 31, 2025
Short-term Investments [Abstract]
Short-term Investments
3.	Short-term Investments

	October 31, 2024	Additions	Disposals	Changes in fair value	January 31, 2025
Polyrizon Ltd. – shares and warrants (1)	$289,388	$-	$(82,960)	$(71,705)	$134,723
	$289,388	$-	$(82,960)	$(71,705)	$134,723

	October 31, 2023	Additions	Disposals	Changes in fair value	October 31, 2024
Polyrizon Ltd. – shares and warrants (1)	$-	$350,400	$-	$(61,012)	$289,388
Xylo Technologies Ltd. – shares (2)	86,112	-	(78,500)	(7,612)	-
	$86,112	$350,400	$(78,500)	$(68,624)	$289,388

(1)

On October 30, 2024, the Company subscribed for 80,000 shares and 240,000 warrants (“Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $4.38 per share. The Polyrizon Warrants expire on October 29, 2029.

During November 2024, the Company sold all the shares of Polyrizon, for total proceeds of $82,960.

The fair value of the Polyrizon Warrants as of January 31, 2025, was $134,723 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 4.36%, share price of $1.15, exercise price of $4.38, expected life of 4.75 years and volatility of 92%.

(2)	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938.

During the year ended October 31, 2024, the Company sold all its remaining shares of Xylo, for total proceeds of $78,500 and recorded changes in fair value of $7,612.